Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 282,675	$ 280,672
ECL allowance	4,104	3,917	$ 4,020
Net loans	568,119	558,292
Gross personal	46,482	46,681
Gross credit card	20,182	20,551
Gross business and government	222,884	214,305
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	167,782	166,645
Gross personal	16,536	16,772
Gross credit card	6,428	7,185
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	87,825	87,124
Gross personal	9,975	9,697
Gross credit card	477	502
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,640	13,967
Gross personal	11,748	11,872
Gross credit card	7,031	6,804
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,683	7,385
Gross personal	5,524	5,670
Gross credit card	5,504	5,365
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,525	1,568
Gross personal	1,583	1,567
Gross credit card	560	524
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	888	790
Gross personal	265	260
Gross business and government	1,841	1,628
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,332	3,193
Gross personal	851	843
Gross credit card	182	171
Gross business and government	392	245
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	107,653	102,531
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	108,985	106,131
Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,013	3,770
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	472	449
Net loans	282,203	280,223
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,019	942
Net loans	45,463	45,739
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	861	902
Net loans	19,321	19,649
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,752	1,624
Net loans	221,132	212,681
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	265,643	255,657
ECL allowance	805	800	631
Net loans	530,786	514,526
Gross personal	40,635	41,967
Gross credit card	17,409	18,507
Gross business and government	207,904	199,195
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	165,700	160,515
Gross personal	16,348	16,689
Gross credit card	6,428	7,185
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	85,019	81,198
Gross personal	9,794	9,685
Gross credit card	477	502
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,894	10,329
Gross personal	9,924	10,498
Gross credit card	6,945	6,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,147	851
Gross personal	3,357	3,848
Gross credit card	3,383	3,853
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6	7
Gross personal	426	465
Gross credit card	2	2
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,877	2,757
Gross personal	786	782
Gross credit card	174	165
Gross business and government	376	230
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	107,092	101,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	100,410	97,131
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	26	25
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	91	89
Net loans	265,552	255,568
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	204	221
Net loans	40,431	41,746
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	246	279
Net loans	17,163	18,228
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	264	211
Net loans	207,640	198,984
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,912	24,021
ECL allowance	2,396	2,301	2,316
Net loans	34,974	41,668
Gross personal	5,546	4,422
Gross credit card	2,773	2,044
Gross business and government	13,139	13,482
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,082	6,130
Gross personal	188	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,806	5,926
Gross personal	181	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,746	3,638
Gross personal	1,824	1,374
Gross credit card	86	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,536	6,534
Gross personal	2,167	1,822
Gross credit card	2,121	1,512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,519	1,561
Gross personal	1,157	1,102
Gross credit card	558	522
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	223	232
Gross personal	29	29
Gross credit card	8	6
Gross business and government	16	15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	561	722
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	8,575	9,000
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,987	3,745
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	128	126
Net loans	15,784	23,895
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	628	531
Net loans	4,918	3,891
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	615	623
Net loans	2,158	1,421
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,025	1,021
Net loans	12,114	12,461
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,120	994
Net loans	2,359	2,098
Gross personal	301	292
Gross business and government	1,841	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	888	790
Gross personal	265	260
Gross business and government	1,841	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	232	204
Gross personal	36	32
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	253	234
Net loans	867	760
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	187	190
Net loans	114	102
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	463	392
Net loans	1,378	1,236
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 903	$ 816	$ 1,073